United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

4041 N. High St, Suite 402, Columbus, OH 43214

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614)-255-5550

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

INDEPENDENT FRANCHISE PARTNERS

US EQUITY FUND

SEMI-ANNUAL REPORT

MARCH 31, 2013

This material must be preceded or accompanied by a current prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2013 (unaudited)

Shareholder Letter

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2013.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra	John Kelly-Jones
President of the Fund and Trustee to the Board	Chief Operating Officer of Independent Franchise Partners, LLP

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Apparel	2.4%
Coach Inc.		214,404	$10,718,056

Beverages	7.5%
Anheuser-Busch InBev		183,615	18,182,092
PepsiCo Inc.		197,924	15,657,768

			33,839,860

Chemicals	3.4%
Scotts Miracle-Gro - Class A		359,002	15,523,247

Computers & Peripherals	3.2%
Apple Inc.		32,442	14,359,803

Diversified Consumer Services	6.6%
Moody’s Corp.		323,996	17,275,467
MSCI Inc.(a)		371,465	12,603,807

			29,879,274

Food Products	16.6%
General Mills Inc.		311,245	15,347,491
Kellogg Co.		311,587	20,075,550
Mondelez International Inc. - Class A		824,252	25,230,354
Nestle SA - REG		196,762	14,229,128

			74,882,523

Health Care Equipment & Supplies	2.3%
Dentsply International		244,282	10,362,442

Household Products	10.9%
Colgate-Palmolive		97,870	11,551,596
Kimberly Clark Corp.		152,191	14,911,674
Procter & Gamble		296,499	22,848,213

			49,311,483

Internet Software & Services	2.2%
eBay Inc.(a)		185,493	10,057,430

IT Services	5.8%
Accenture PLC - Class A		341,517	25,945,047

Media	3.7%
McGraw-Hill Cos.		317,578	16,539,462

See notes to financial statements.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	19.2%
Abbott Laboratories		270,006	$9,536,612
GlaxoSmithKline PLC		858,632	20,072,015
Johnson & Johnson		366,592	29,888,246
Novartis AG - REG		381,997	27,141,786

			86,638,659

Professional Services	2.7%
Verisk Analytics Inc. - Class A(a)		198,409	12,227,947

Software	3.0%
Microsoft Corp.		477,240	13,653,836

Tobacco	7.5%
Philip Morris International		250,898	23,260,754
Reynolds American Inc.		238,139	10,594,804

			33,855,558

TOTAL COMMON STOCKS			437,794,627

TOTAL INVESTMENTS (Cost $392,628,173)(b)	97.0%		437,794,627
NET OTHER ASSETS (LIABILITIES)	3.0%		13,739,018

NET ASSETS	100.0%		$451,533,645

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2013 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $392,628,173)	$437,794,627
Cash	11,913,689
Foreign currency (Cost: $5,647)	5,831
Receivable for dividends	947,647
Reclaims receivable	235,268
Receivable for capital shares sold	1,000,000
Prepaid expenses	36,788

Total Assets	451,933,850
Liabilities:
Investment advisory fees payable	253,205
Accounting and Administration fees payable	89,818
Regulatory and Compliance fees payable	16,320
Trustees fees payable	11,023
Accrued expenses and other payable	29,839

Total Liabilities	400,205

Net Assets	$451,533,645

Net assets	$451,533,645
Share of common stock outstanding	36,750,278
Net asset value per share	$12.29

Net Assets:
Paid in capital	$405,452,438
Accumulated net investment income	2,138,896
Accumulated net realized losses	(1,220,061)
Unrealized appreciation (depreciation)	45,162,372

Net assets	$451,533,645

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2013 (Unaudited)

Independent Franchise Partners US Equity Fund
INVESTMENT INCOME:
Dividend income (Net of foreign withholding tax of $ 188,572)	$5,215,159

Total investment income	5,215,159

Operating expenses:
Investment advisory	1,070,506
Accounting and Administration	125,541
Regulatory and Compliance	64,520
Insurance	25,762
Trustees	24,263
Legal	29,266
Registration	22,521
Other	24,508

Total expenses before fee reductions	1,386,887
Expenses reduced by Service Providers	(48,785)

Net expenses	1,338,102

Net investment income	3,877,057

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions	(1,016,508)
Net realized losses from foreign currency transactions	(40,993)
Change in unrealized appreciation (depreciation) on investments	32,060,504
Change in unrealized appreciation (depreciation) on foreign currency	(5,873)

Net realized and unrealized gains (losses) from investment activities	30,997,130

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,874,187

See notes to financial statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended March 31, 2013 (Unaudited)

Or the period December 20, 2011 (commencement of operations) to September 30, 2012

	Independent Franchise Partners US Equity Fund
	March 31, 2013	Sept. 30, 2012(a)
Increase (decrease) in net assets:
Operations:
Net investment income	$3,877,057	$1,521,049
Net realized gains (losses) from investment and foreign currency transactions	(1,057,501)	13,207
Change in unrealized appreciation (depreciation) on investments and foreign currency	32,054,631	13,107,741

Change in net assets resulting from operations	34,874,187	14,641,997

Dividends paid to shareholders:
From net investment income	(3,300,001)	—
From net realized gains	(176,370)	—

Total dividends paid to shareholders	(3,476,371)	—

Capital Transactions:
Proceeds from sale of shares	202,093,114	205,113,571
Value of shares issued to shareholders in reinvestment of dividends	2,999,207	—
Value of shares redeemed	(997,500)	(3,814,560)

Change in net assets from capital transactions	204,094,821	201,299,011

Change in net assets	235,492,637	215,941,008
Net Assets:
Beginning of period	216,041,008	100,000

End of period	$451,533,645	$216,041,008

Accumulated net investment income	$2,138,896	$1,561,840
Share Transactions:
Sold	17,590,678	19,319,330
Reinvested	264,015	—
Redeemed	(88,496)	(345,249)

Change	17,766,197	18,974,081

(a)	There were no operations between the initial capitalization of the fund on August 9, 2011 with $100,000 and the initial public investment and commencement of operations on December 20, 2011.

See notes to financial statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2013 (Unaudited)

Or the period December 20, 2011 (commencement of operations) to September 30, 2012

	Independent Franchise Partners US Equity Fund
	March 31, 2013		Sept. 30, 2012
Net asset value, beginning of period	$11.38		$10.00

Income (loss) from operations:
Net investment income	0.13		0.08
Net realized and unrealized gains (losses) from investments	0.94		1.30

Total from investment operations	1.07		1.38

Less distributions paid:
From net investment income	(0.15)		—
From net realized gains on investments	(0.01)		—

Total distributions paid	(0.16)		—

Change in net asset value	0.91		1.38

Net asset value, end of period	$12.29		$11.38

Total return	9.93	%(a)	13.80	%(a)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$451,534		$216,041
Ratio of net expenses to average net assets	0.85	%(b)	0.85	%(b)
Ratio of net investment income to average net assets	2.47	%(b)	1.78	%(b)
Ratio of gross expenses to average net assets*	0.88	%(b)	1.20	%(b)
Portfolio turnover rate	11.30	%(a)	13.59	%(a)

(a)	Not annualized for periods less than one year. Total return excludes redemption fees.
(b)	Annualized for periods less than one year.
*	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the Fund.

The Fund seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2013 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$437,794,627	$—	$—	$437,794,627

Total Investments	$437,794,627	$—	$—	$437,794,627

(1)	See investment industries in the Schedule of Investments.

As of March 31, 2013, there were no Level 3 securities held by the Funds. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2013.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2013 the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.	Fees and Transactions with Affiliates and Other Parties

The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Advisor’s Assets Under Management (1)	Scale Discount for Assets in each Range (1)	Annualized Rate (1)	Effective Overall Annual Fee (1)
First $1 billion	—	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion - 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion - 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion - 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion - 0.68%
Above $5 billion	—	—	0.68%

(1)	The Adviser’s total assets under management at the end of each calendar quarter will be used to calculate the effective annual fee to be applied during the next calendar quarter. During the period ended March 31, 2013, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to written agreements between the Fund and Beacon Hill. The Fund has agreed to pay Beacon Hill a tiered basis point fee based on the Fund’s daily net assets and certain annual fees, subject to an overall minimum annual fee of $100,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and a Trustee of the Trust are affiliated with Beacon Hill or the Distributor and receive no compensation from the Fund for serving in their respective roles. The Trust pays each Independent Trustee compensation for their services based on an annual retainer of $5,000, additional fees for attending Board meetings and serving as the chairperson of the Board or a Board committee, and reimbursement for certain expenses.

The Adviser, Beacon Hill and Northern Trust (the “Service Providers”) had contractually agreed to waive fees or reimburse expenses through January 30, 2013 to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund. Effective January 31, 2013 the Adviser has contractually agreed to waive or reimburse expenses (exclusive of the items noted above) to 0.85% of the average daily net assets of the Fund. For the period ended March 31, 2013 the Fund expenses that were reduced by the Adviser, Beacon Hill and Northern Trust pursuant to the agreements were $14,229, $22,118 and $12,438, respectively. The current agreement with the Adviser to waive fees and /or reimburse expenses cannot be terminated prior to January 30, 2014, at which time the Adviser will determine whether to renew or revise the agreement. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the service providers in subsequent fiscal years.

C.	Investment Transactions

For the period ended March 31, 2013, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$ 242,575,521	$34,776,189

D.	Federal Income Tax

As of March 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$392,898,865	$48,662,569	$(3,766,807)	$44,895,762

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

As of the latest tax year ended September 30, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
IFP US Equity Fund	$1,738,210	$—	$1,738,210	$—	$—	$12,945,181	$14,683,391

The tax character of current year distributions and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2013 (unaudited)

A.	Summary of Fund Holdings

Market Exposure

Equity Securities	% of Net Assets
Pharmaceuticals	19.2
Food Products	16.6
Household Products	10.9
Beverages	7.5
Tobacco	7.5
Diversified Consumer Services	6.6
IT Services	5.8
Media	3.7
Chemicals	3.4
Computers & Peripherals	3.2
Software	3.0
Professional Services	2.7
Apparel	2.4
Health Care Equipment & Supplies	2.3
Internet Software & Services	2.2

Total	97.0

Largest Equity Positions

Issuer	% of Net Assets
Johnson & Johnson	6.6
Novartis AG	6.0
Accenture PLC	5.7
Mondelez International Inc.	5.6
Philip Morris International	5.2

Total	29.1

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2012 and held for the entire period through March 31, 2013.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2013 (unaudited)

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expense Example	Expense Ratio	Beginning Account Value 9/30/2012	Ending Account Value 3/31/2013	Expenses Paid * 10/1/2012-3/31/2013
Actual	0.85%	$1,000.00	$1,094.90	$4.44
Hypothetical	0.85%	$1,000.00	$1,020.69	$4.28

*	Expenses paid are calculated using the annualized expense ratio as disclosed in the table multiplied by the average account value for the period multiplied by the number of days in the most recent fiscal half-year (182) divided by the number of days in the year (365).

C.	Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Trust at Independent Franchise Partners Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, by calling the Trust at 855-233-0437; and (ii) on the Commission’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Adviser

Independent Franchise Partners, LLP

Level 5, 20 Balderton Street

London, W1K 6TL

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, Ohio 43214

For Additional Information, call

855-233-0437 or 312-557-7902

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisers Investment Trust

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets Treasurer and Principal Financial Officer

Date: June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dina Tantra
Dina A. Tantra President and Principal Executive Officer

Date: June 3, 2013

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets Treasurer and Principal Financial Officer

Date: June 3, 2013